SHARE-BASED COMPENSATION PLAN (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allocation of share-based compensation expenses
Share-based compensation expense, total	$ 11,064	$ 5,656	$ 4,001
Cost of revenues
Allocation of share-based compensation expenses
Share-based compensation expense, total	165	234	606
General and administrative
Allocation of share-based compensation expenses
Share-based compensation expense, total	10,405	4,906	3,136
Selling and marketing
Allocation of share-based compensation expenses
Share-based compensation expense, total	$ 494	$ 516	$ 259